BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Statement of Income - (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [abstract]
Income from sales of goods and services	$ 9,156,588	$ 8,126,014	$ 5,792,850
Costs and expenses of sales goods and services	(6,781,777)	(5,482,102)	(5,035,827)
Gross profit from sales of goods and services	2,374,811	2,643,912	757,023
Other income	$ 1,282,963	$ 1,358,681	$ 1,151,745